UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-4321

JPMorgan Value Opportunities Fund, Inc.
(Exact Name of Registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Registrant's telephone number, including area code: (202) 842-5665

Date of fiscal year end: June 30, 2007
Date of reporting period: March 31, 2007

Jeffrey L. Steele
JPMorgan Value Opportunities Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
(name and address of agent for service)

Copies to:
JULIAN E. MARKHAM, Esq.
THOMPSON, O'DONNELL
1212 New York Avenue, Suite 1000, N.W.
Washington, D.C. 20005
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

JPMorgan Value Opportunities Fund
Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

	Shares	Security Description	Value ($)
Long-Term Investments -- 97.8%
Common Stocks -- 97.8%
Aerospace & Defense -- 1.6%
	145	Honeywell International, Inc.	6,679
	48	L-3 Communications Holdings, Inc.	4,216
	160	Spirit Aerosystems Holdings, Inc., Class A (a)	5,080
			15,975
Capital Markets -- 3.5%
	119	Bank of New York Co., Inc. (The)	4,817
	161	Morgan Stanley	12,665
	1,167	TD AMERITRADE Holding Corp. (a)	17,360
			34,842
Chemicals -- 2.3%
	127	Dow Chemical Co. (The)	5,838
	121	Praxair, Inc.	7,631
	177	Rohm & Haas Co.	9,128
			22,597
Commercial Banks -- 6.3%
	131	Fifth Third Bancorp	5,057
	144	Marshall & Ilsley Corp.	6,678
	114	SunTrust Banks, Inc.	9,483
	288	U.S. Bancorp	10,065
	314	Wachovia Corp.	17,280
	398	Wells Fargo & Co.	13,696
			62,259
Communications Equipment -- 2.1%
	717	Corning, Inc. (a)	16,309
	277	Motorola, Inc.	4,888
			21,197
Consumer Finance -- 0.8%
	105	Capital One Financial Corp.	7,938
Containers & Packaging -- 0.4%
	83	Ball Corp.	3,815
Diversified Financial Services -- 9.3%
	868	Bank of America Corp.	44,277
	63	CIT Group, Inc.	3,313
	854	Citigroup, Inc.	43,839
			91,429
Diversified Telecommunication Services -- 5.0%
	335	AT&T, Inc.	13,213
	942	Verizon Communications, Inc.	35,709
			48,922
Electric Utilities -- 2.6%
	255	Edison International	12,509
	185	Northeast Utilities	6,062
	409	Sierra Pacific Resources (a)	7,108
			25,679
Electronic Equipment & Instruments -- 0.3%
	90	Arrow Electronics, Inc. (a)	3,394
Energy Equipment & Services -- 1.9%
	97	Baker Hughes, Inc.	6,441
	236	Halliburton Co.	7,487
	98	Weatherford International Ltd. (a)	4,438
			18,366
Food & Staples Retailing -- 0.6%
	160	SUPERVALU, Inc.	6,232
Food Products -- 0.8%
	92	Kellogg Co.	4,711
	73	WM Wrigley Jr. Co.	3,718
			8,429
Health Care Providers & Services -- 1.7%
	144	Aetna, Inc.	6,315
	133	WellPoint, Inc. (a)	10,786
			17,101
Household Durables -- 0.7%
	241	Toll Brothers, Inc. (a)	6,596
Household Products -- 3.0%
	472	Procter & Gamble Co.	29,799
Independent Power Producers & Energy Traders -- 0.0% (g)
	1	Dynegy, Inc., Class A (a)	5
Industrial Conglomerates -- 2.6%
	730	General Electric Co.	25,802
Insurance -- 6.4%
	80	AMBAC Financial Group, Inc.	6,918
	61	American International Group, Inc.	4,107
	116	Assurant, Inc.	6,232
	544	Genworth Financial, Inc.	18,997
	76	Hartford Financial Services Group, Inc.	7,283
	121	MBIA, Inc.	7,924
	144	MetLife, Inc.	9,119
	53	RenaissanceRe Holdings Ltd. (Bermuda)	2,638
			63,218
Internet Software & Services -- 0.8%
	241	Yahoo!, Inc. (a)	7,528
IT Services -- 1.0%
	73	Affiliated Computer Services, Inc., Class A (a)	4,322
	179	Sabre Holdings Corp., Class A	5,865
			10,187
Machinery -- 1.8%
	100	Dover Corp.	4,886
	163	Joy Global, Inc.	7,001
	82	Kennametal, Inc.	5,510
			17,397
Media -- 3.1%
	553	News Corp., Class A	12,790
	110	R.H. Donnelley Corp.	7,768
	264	Time Warner, Inc.	5,200
	135	Time Warner Cable, Inc., Class A (a)	5,055
			30,813
Metals & Mining -- 1.1%
	212	Alcan, Inc. (Canada)	11,072
Multi-Utilities -- 3.8%
	131	Consolidated Edison, Inc.	6,704
	128	Dominion Resources, Inc.	11,372
	168	DTE Energy Co.	8,047
	115	SCANA Corp.	4,982
	266	Xcel Energy, Inc.	6,577
			37,682
Multiline Retail -- 0.9%
	431	Dollar General Corp.	9,116
Office Electronics -- 0.7%
	385	Xerox Corp. (a)	6,498
Oil, Gas & Consumable Fuels -- 11.4%
	178	Chevron Corp.	13,179
	294	ConocoPhillips	20,095
	114	Devon Energy Corp.	7,870
	689	Exxon Mobil Corp.	52,008
	291	Occidental Petroleum Corp.	14,364
	116	Peabody Energy Corp.	4,660
			112,176
Paper & Forest Products -- 0.9%
	970	Domtar Corp. (Canada) (a)	9,031
Personal Products -- 0.6%
	162	Avon Products, Inc.	6,019
Pharmaceuticals -- 5.5%
	119	Abbott Laboratories	6,629
	408	Merck & Co., Inc.	18,004
	256	Pfizer, Inc	6,459
	116	Sepracor, Inc. (a)	5,395
	366	Wyeth	18,296
			54,783
Real Estate Investment Trusts (REITs) -- 0.9%
	69	Equity Residential	3,333
	116	Mack-Cali Realty Corp.	5,530
			8,863
Road & Rail -- 2.4%
	76	Burlington Northern Santa Fe Corp.	6,145
	243	Norfolk Southern Corp.	12,296
	49	Union Pacific Corp.	4,996
			23,437
Software -- 0.6%
	338	Symantec Corp. (a)	5,842
Specialty Retail -- 2.2%
	217	Advance Auto Parts, Inc.	8,373
	511	Staples, Inc.	13,204
			21,577
Thrifts & Mortgage Finance -- 3.9%
	140	Countrywide Financial Corp.	4,703
	360	Freddie Mac	21,399
	206	MGIC Investment Corp.	12,155
			38,257
Tobacco -- 1.9%
	211	Altria Group, Inc.	18,519
Wireless Telecommunication Services -- 2.4%
	284	Crown Castle International Corp. (a)	9,116
	760	Sprint Nextel Corp.	14,408
			23,524
		Total Common Stocks
		(Cost $852,091)	965,916

Short-Term Investment -- 1.8%
Investment Company -- 1.8%
	17,806	JPMorgan Prime Money Market Fund (b) (m)
		(Cost $17,806)	17,806
Total Investments -- 99.6%
(Cost $869,897)			983,722
Other Assets in Excess of Liabilities -- 0.4%			3,797
NET ASSETS -- 100.0%			$ 987,519

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a) Non-income producing security.
(b) Investment in affiliate. Money market fund registered under the Investment
Company Act of 1940, as amended, and advised by J.P. Morgan Investment
Management, Inc.
(g) Amount rounds to less than 0.1%.
(m) All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and repurchase agreements.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation			$ 122,571
Aggregate gross unrealized depreciation			(8,746)
Net unrealized appreciation/depreciation			$ 113,825

Federal income tax cost of investments			$ 869,897

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2006 Annual Report.

ITEM 2 - - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Treasurer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There was no change in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.
(a)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Value Opportunities Fund, Inc.

By /s/ Jeffrey L. Steele, President and PEO
Date: May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jeffrey L. Steele, President and PEO
Date: May 22, 2007

By /s/ Michael W. Stockton, Treasurer and PFO
Date: May 22, 2007